Long-term investments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost method investments:
Balance at beginning of the year	$ 32,134,000	$ 30,811,000
Additions	1,407,000	1,418,000
Disposals	(1,437,000)
Impairment on long-term investments	(1,407,000)	0	$ (590,000)
Exchange difference	(98,000)	(95,000)
Balance at end of the year	$ 30,599,000	$ 32,134,000	$ 30,811,000